Note 12 - Share-based Compensation	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
12.	Share-based compensation

During the
six
months ended
June 30, 2020,
the Company granted a total of
381,420
share options and
3,293
restricted shares, respectively.

The following table summarizes total share-based compensation expense recognized for the three
and
six
months ended
June 30, 2019
and
2020:

	Three months ended		Six months ended
	June 30,		June 30,

	2019	2020	2019	2020
	$	$	$	$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Research and development	220	568	376	3,751
General and administrative	696	268	911	555

Total	916	836	1,287	4,306